Annual Total Returns[BarChart] - Xtrackers J P Morgan ESG USD High Yield Corporate Bond ETF - Xtrackers J.P. Morgan ESG USD High Yield Corporate Bond ETF	2016	2017	2018	2019	2020
Total	13.82%	4.62%	(1.22%)	11.07%	1.13%